Quarterly portfolio holdings
John Hancock
Financial Opportunities Fund
Closed-end sector
March 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license. John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.) and are used by it and by its affiliates under license.

Fund’s investments

As of 3-31-25 (unaudited)
	Shares	Value
Common stocks 107.9% (90.2% of Total investments)		$693,437,392
(Cost $433,997,919)
Financials 107.0%		687,625,999
Banks 95.8%
1st Source Corp.	118,620	7,094,662
ACNB Corp.	62,233	2,561,510
Alpine Banks of Colorado, Class B	173,462	5,377,322
American Business Bank	74,896	3,343,357
American Riviera Bancorp (A)	218,459	4,185,674
Ameris Bancorp	163,774	9,428,469
Atlantic Union Bankshares Corp. (B)(C)	37,110	1,155,605
Avidbank Holdings, Inc. (A)	257,070	5,735,232
Bank of Idaho Holding Company (A)	150,000	6,993,000
Bank of Marin Bancorp	200,182	4,418,017
Bank7 Corp.	116,363	4,507,903
Banner Corp.	53,428	3,407,104
Bar Harbor Bankshares	142,394	4,200,623
BayCom Corp.	173,874	4,376,409
Bremer Financial Corp. (D)(E)	41,667	4,497,802
Business First Bancshares, Inc.	182,458	4,442,852
C&F Financial Corp.	37,912	2,554,890
California BanCorp (A)(B)(C)	455,317	6,524,693
Camden National Corp.	68,551	2,774,259
CB Financial Services, Inc.	57,155	1,626,060
Central Pacific Financial Corp.	144,201	3,899,195
ChoiceOne Financial Services, Inc.	98,216	2,825,674
Citizens Community Bancorp, Inc.	169,116	2,431,888
Citizens Financial Group, Inc. (B)(C)	242,898	9,951,531
Civista Bancshares, Inc.	183,001	3,575,840
Coastal Financial Corp. (A)(B)(C)	130,615	11,808,902
Colony Bankcorp, Inc.	97,517	1,574,900
Columbia Banking System, Inc. (B)(C)	265,288	6,616,283
Comerica, Inc.	63,962	3,777,596
Community Heritage Financial, Inc.	141,197	3,332,249
Community West Bancshares	126,760	2,342,525
ConnectOne Bancorp, Inc.	85,763	2,084,899
Cullen/Frost Bankers, Inc. (B)(C)	86,104	10,780,221
CVB Financial Corp. (B)(C)	222,784	4,112,593
Dime Community Bancshares, Inc. (B)(C)	219,054	6,107,226
Eagle Bancorp Montana, Inc.	155,751	2,610,387
East West Bancorp, Inc.	56,285	5,052,142
Eastern Bankshares, Inc.	410,229	6,727,756
Enterprise Bancorp, Inc.	74,904	2,916,013
Equity Bancshares, Inc., Class A	169,613	6,682,752
ESSA Bancorp, Inc.	94,578	1,782,795
Evans Bancorp, Inc.	69,760	2,718,547
Farmers & Merchants Bancorp, Inc.	114,822	2,745,394
Farmers National Banc Corp.	162,398	2,119,294
FFB Bancorp (A)	82,186	6,287,229
Fifth Third Bancorp	246,524	9,663,741
First Business Financial Services, Inc.	91,858	4,331,105
First Citizens BancShares, Inc., Class A (B)(C)	2,688	4,983,875
First Commonwealth Financial Corp.	249,243	3,873,236
First Community Corp.	132,912	2,998,495
First Financial Bancorp	311,817	7,789,189
First Horizon Corp.	343,871	6,677,975
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Merchants Corp.	150,025	$6,067,011
First Mid Bancshares, Inc.	76,166	2,658,193
First Reliance Bancshares, Inc. (A)(F)	426,454	4,008,668
Flushing Financial Corp.	279,362	3,547,897
Fulton Financial Corp.	194,516	3,518,794
German American Bancorp, Inc. (B)(C)	124,124	4,654,650
Great Southern Bancorp, Inc.	40,257	2,229,030
Hancock Whitney Corp. (B)(C)	182,751	9,585,290
HBT Financial, Inc.	209,443	4,693,618
Heritage Commerce Corp.	513,678	4,890,215
Heritage Financial Corp.	90,346	2,198,118
Horizon Bancorp, Inc.	378,518	5,708,051
Huntington Bancshares, Inc.	655,503	9,839,100
InBankshares Corp. (A)	207,676	1,962,538
Independent Bank Corp. (Massachusetts)	85,080	5,330,262
Independent Bank Corp. (Michigan)	163,971	5,048,667
KeyCorp (B)(C)	616,729	9,861,497
Landmark Bancorp, Inc.	103,300	2,813,892
Ledyard Financial Group, Inc.	66,099	1,024,535
Live Oak Bancshares, Inc.	110,051	2,933,960
M&T Bank Corp. (B)(C)	60,376	10,792,210
Metrocity Bankshares, Inc.	65,263	1,799,301
Mid Penn Bancorp, Inc. (B)(C)	104,181	2,699,330
NBT Bancorp, Inc. (B)(C)	104,324	4,475,500
Nicolet Bankshares, Inc.	89,093	9,707,573
Northrim BanCorp, Inc.	92,403	6,765,748
Norwood Financial Corp. (B)(C)	78,289	1,892,245
Ohio Valley Banc Corp.	79,347	2,066,989
Old National Bancorp (B)(C)	572,443	12,130,062
Old Second Bancorp, Inc.	355,988	5,923,640
OP Bancorp	182,412	2,192,592
Orange County Bancorp, Inc.	87,480	2,046,157
Orrstown Financial Services, Inc.	87,425	2,623,624
Pinnacle Financial Partners, Inc.	92,898	9,850,904
Plumas Bancorp	64,021	2,770,189
Popular, Inc. (B)(C)	102,018	9,423,403
Prime Meridian Holding Company	125,087	3,533,708
Private Bancorp of America, Inc. (A)	121,888	6,692,870
Provident Financial Holdings, Inc.	108,800	1,587,392
QCR Holdings, Inc.	74,384	5,305,067
QNB Corp.	40,955	1,443,664
Red River Bancshares, Inc.	58,027	2,997,095
Regions Financial Corp.	410,978	8,930,552
Renasant Corp.	188,029	6,379,824
River City Bank	14,878	5,207,300
Riverview Bancorp, Inc. (B)(C)	417,954	2,361,440
SB Financial Group, Inc.	257,156	5,353,988
Shore Bancshares, Inc.	406,028	5,497,619
Sierra Bancorp	163,038	4,545,499
South Atlantic Bancshares, Inc.	289,568	4,415,912
Southern Missouri Bancorp, Inc.	104,786	5,450,968
SouthState Corp. (B)(C)	83,765	7,775,067
SpareBank 1 Nord Norge	160,887	2,176,536
SpareBank 1 Sor-Norge ASA	235,524	3,802,577
Stock Yards Bancorp, Inc. (B)(C)	79,829	5,512,991
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp. (B)(C)	225,002	$10,516,593
The First Bancorp, Inc.	226,174	5,591,021
The First Bancshares, Inc.	122,376	4,137,533
Timberland Bancorp, Inc.	113,266	3,414,970
TriCo Bancshares (B)(C)	190,923	7,631,192
Truist Financial Corp. (B)(C)	166,433	6,848,718
U.S. Bancorp (C)	235,522	9,943,739
United BanCorp of Alabama, Inc., Class A	168,566	9,018,281
Virginia National Bankshares Corp. (B)(C)	86,679	3,127,378
Walden Mutual (A)(D)(E)	100,000	536,000
Washington Trust Bancorp, Inc.	133,936	4,133,265
Westamerica BanCorp	111,139	5,626,968
Western Alliance Bancorp	52,765	4,053,935
White River Bancshares Company (A)(D)(E)	119,478	4,566,449
White River Bancshares Company	15,162	591,318
WSFS Financial Corp.	190,189	9,865,103
WTB Financial Corp., Class B	10,170	3,089,341
Zions Bancorp NA (B)(C)	198,195	9,882,003
Capital markets 7.7%
Ares Management Corp., Class A	58,332	8,552,055
Brookfield Corp. (B)(C)	124,500	6,525,045
GCM Grosvenor, Inc., Class A (B)(C)	219,284	2,901,127
KKR & Company, Inc. (C)	74,992	8,669,825
Oaktree Specialty Lending Corp. (B)(C)	259,793	3,990,420
Onex Corp.	96,758	6,475,635
Sixth Street Specialty Lending, Inc. (B)(C)	228,214	5,107,429
State Street Corp.	20,998	1,879,951
The Carlyle Group, Inc.	120,502	5,252,682
Consumer finance 0.6%
Discover Financial Services	21,766	3,715,456
Financial services 1.1%
Eurazeo SE	94,463	6,995,637
Insurance 1.5%
Assured Guaranty, Ltd.	75,941	6,690,402
Skyward Specialty Insurance Group, Inc. (A)	55,961	2,961,456
Mortgage real estate investment trusts 0.3%
Blackstone Mortgage Trust, Inc., Class A	112,233	2,244,660
Real estate 0.9%		5,811,393
Health care REITs 0.5%
Sila Realty Trust, Inc.	121,300	3,239,923
Specialized REITs 0.4%

Millrose Properties, Inc., Class A (A)	97,000	2,571,470

Preferred securities 5.8% (4.8% of Total investments)		$37,338,141
(Cost $35,151,934)
Financials 5.3%		34,237,483
Banks 5.0%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%) (C)	100,000	2,409,000
Atlantic Union Bankshares Corp., 6.875%	142,754	3,518,886
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	90,000	2,245,500
CNB Financial Corp., 7.125%	75,200	1,858,192
Dime Community Bancshares, Inc., 9.000% (9.000% to 7-15-29, then Overnight SOFR + 4.951%)	80,000	2,058,400
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,562,600
First Merchants Corp., 7.500%	48,900	1,246,950
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%) (B)(C)	68,025	$1,658,450
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then Overnight SOFR + 7.990%) (A)(G)	160,000	3,863,728
Pinnacle Financial Partners, Inc., 6.750%	42,975	1,035,698
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)(H)	77,222	1,958,350
Tectonic Financial, Inc., 11.574% (3 month CME Term SOFR + 6.980%) (H)	186,840	1,982,372
United Community Banks, Inc., 6.875% (B)(C)	57,971	1,424,347
WaFd, Inc., 4.875% (B)(C)	210,875	3,424,610
Mortgage real estate investment trusts 0.3%
Redwood Trust, Inc., 9.125% (B)(C)	80,000	1,990,400
Real estate 0.5%		3,100,658
Diversified REITs 0.2%
CTO Realty Growth, Inc., 6.375% (B)(C)	75,000	1,536,750
Office REITs 0.3%
Hudson Pacific Properties, Inc., 4.750% (B)(C)	118,838	1,563,908

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 5.0% (4.1% of Total investments)				$31,863,785
(Cost $31,152,687)
Financials 4.4%				28,152,715
Banks 4.3%
Banc of California, Inc. (4.375% to 10-30-25, then 3 month CME Term SOFR + 4.195%)	4.375	10-30-30	2,000,000	1,954,309
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (I)	5.625	07-01-25	3,000,000	2,981,312
Cullen/Frost Capital Trust II (3 month CME Term SOFR + 1.812%) (H)	6.130	03-01-34	3,000,000	2,699,948
First Financial Bancorp (5.250% to 5-15-25, then 3 month CME Term SOFR + 5.090%)	5.250	05-15-30	3,000,000	2,989,352
Hometown Financial Group, Inc. (G)	8.750	03-15-27	3,500,000	3,603,974
Horizon Bancorp, Inc. (5.625% to 7-1-25, then 3 month CME Term SOFR + 5.490%)	5.625	07-01-30	3,000,000	2,988,690
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35	3,000,000	3,037,500
Independent Bank Group, Inc. (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34	1,500,000	1,541,250
QNB Corp. (8.875% to 9-1-29, then 3 month CME Term SOFR + 5.450%) (G)	8.875	09-01-34	2,250,000	2,316,717
Trustmark Corp. (3.625% to 12-1-25, then 3 month CME Term SOFR + 3.387%)	3.625	12-01-30	1,000,000	976,003
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,291,700
Mortgage real estate investment trusts 0.1%
Blackstone Mortgage Trust, Inc. (G)	7.750	12-01-29	750,000	771,960
Real estate 0.6%				3,711,070
Residential REITs 0.6%

BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (G)(I)	9.500	03-30-30	3,680,000	3,711,070

Convertible bonds 0.9% (0.8% of Total investments)				$6,052,226
(Cost $5,791,874)
Financials 0.9%				6,052,226
Mortgage real estate investment trusts 0.9%
Blackstone Mortgage Trust, Inc.	5.500	03-15-27	2,000,000	1,938,000

Redwood Trust, Inc.	7.750	06-15-27	4,179,000	4,114,226
Certificate of deposit 0.0% (0.0% of Total investments)				$86,120
(Cost $86,120)
Country Bank for Savings	4.000	08-28-26	2,196	2,196
East Boston Savings Bank	2.960	11-03-25	1,944	1,944
Eastern Savings Bank	0.200	04-24-25	1,970	1,970
First Bank Richmond NA (E)	3.500	12-05-25	22,466	22,466
First Federal Savings Bank	2.500	01-09-26	3,151	3,151
First National Bank	0.400	06-17-26	1,379	1,379
First Savings Bank of Perkasie	0.747	04-07-25	5,201	5,201
Home National Bank	1.000	11-06-25	23,176	23,176
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value

Hudson United Bank	4.250	04-24-25	2,296	$2,296
Machias Savings Bank	1.000	05-30-25	2,044	2,044
Midstates Bank NA	0.520	06-03-25	2,077	2,077
Milford Federal Savings and Loan Bank	3.690	04-29-25	2,127	2,127
Mt. McKinley Bank	0.500	12-02-26	1,770	1,770
MutualOne Bank	1.300	09-11-25	4,309	4,309
Newburyport Five Cents Savings Bank	3.440	10-19-26	2,196	2,196
Newtown Savings Bank	3.920	06-03-25	2,006	2,006
Salem Five Bancorp	2.950	12-19-25	1,761	1,761
Sunshine Federal Savings and Loan Association	0.500	05-12-25	2,108	2,108
The Milford Bank	0.100	06-12-25	1,943	1,943

	Yield (%)	Shares	Value
Short-term investments 0.1% (0.1% of Total investments)			$204,103
(Cost $204,088)
Short-term funds 0.1%			204,103
John Hancock Collateral Trust (J)	4.2232(K)	20,404	204,103

Total investments (Cost $506,384,622) 119.7%	$768,981,767
Other assets and liabilities, net (19.7%)	(126,487,599)
Total net assets 100.0%	$642,494,168

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $118,521,422.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-25 was $138,393,550.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 3-31-25.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.874%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$(120,316)	$(120,316)
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2028	—	12,492	12,492
Centrally cleared	5,000,000	USD	Fixed 4.181%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Jul 2029	—	(105,908)	(105,908)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	$(3,241)	1,867,124	1,863,883
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(5,178)	3,204,067	3,198,889
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Mar 2030	(5,089)	3,269,851	3,264,762
								$(13,508)	$8,127,310	$8,113,802

(a)	At 3-31-25, the overnight SOFR was 4.410%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$615,664,219	$600,084,855	$5,979,113	$9,600,251
Capital markets	49,354,169	49,354,169	—	—
Consumer finance	3,715,456	3,715,456	—	—
Financial services	6,995,637	—	6,995,637	—
Insurance	9,651,858	9,651,858	—	—
Mortgage real estate investment trusts	2,244,660	2,244,660	—	—
Real estate
Health care REITs	3,239,923	3,239,923	—	—
Specialized REITs	2,571,470	2,571,470	—	—
Preferred securities
Financials
Banks	32,247,083	24,820,755	3,863,728	3,562,600
Mortgage real estate investment trusts	1,990,400	1,990,400	—	—
Real estate
Diversified REITs	1,536,750	1,536,750	—	—
Office REITs	1,563,908	1,563,908	—	—
8	|

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$31,863,785	—	$31,863,785	—
Convertible bonds	6,052,226	—	6,052,226	—
Certificate of deposit	86,120	—	63,654	$22,466
Short-term investments	204,103	$204,103	—	—
Total investments in securities	$768,981,767	$700,978,307	$54,818,143	$13,185,317
Derivatives:
Assets
Swap contracts	$8,340,026	—	$8,340,026	—
Liabilities
Swap contracts	(226,224)	—	(226,224)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-24	$5,162,157	$3,420,200	$22,466	$8,604,823
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	258,754	142,400	—	401,154
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	4,179,340	—	—	4,179,340
Transfers out of Level 3	—	—	—	—
Balance as of 3-31-25	$9,600,251	$3,562,600	$22,466	$13,185,317
Change in unrealized appreciation (depreciation) at period end[1]	$258,754	$142,400	—	$401,154

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Common stocks	$536,000	Market Comparable	Price/Book Value multiple Discount	1.05x 18.00%	1.05x 18.00%

	4,497,802	Pending Transaction	Discount	6.00%	6.00%

	4,566,449	Market Comparable	Discount	2.00%	2.00%

	$9,600,251

Preferred securities	$3,562,600	Market Comparable	Benchmark yield to call Implied OAS premium	7.23% 6.54%	7.23% 6.54%

Certificate of deposit	$22,466	Transactions Indicative of Value	Prior/recent transactions	$100	$100

Total	$13,185,317

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark yield to call	Decrease	Increase
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Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Implied OAS premium	Decrease	Increase
Price/Book Value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	20,404	$3,117,800	$25,284,127	$(28,198,002)	$261	$(83)	$42,287	—	$204,103
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.7%	$4,497,802
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.1%	536,000
White River Bancshares Company	4-26-24	3,285,645	119,478	—	—	119,478	0.7%	4,566,449
								$9,600,251
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended March 31, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$4,089,694	—	—	—	$(81,026)	—	—	$4,008,668
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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